FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of foreign currency of balances of monetary items in current and non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Other financial assets	$ 174,819	$ 503,515
Other non-financial assets	185,264	191,364
Trade and other accounts receivable	1,385,910	1,008,109
Accounts receivable from related entities	28	19,523
Current tax assets	47,030	33,033
Total current assets	4,203,362	3,536,424
Non-current assets
Other financial assets	34,485	15,517
Other non-financial assets	168,621	148,378
Accounts receivable	12,949	12,743
Deferred tax assets	4,782	5,915
Total non-current assets	10,463,953	9,674,600
All Currencies
Current assets
Cash and cash equivalents	386,216	265,371
Other financial assets	14,659	331,617
Other non-financial assets	36,654	19,425
Trade and other accounts receivable	279,586	143,631
Accounts receivable from related entities	27	138
Current tax assets	17,258	15,623
Total current assets	734,400	775,805
Non-current assets
Other financial assets	15,375	13,366
Other non-financial assets	9,856	11,909
Accounts receivable	4,732	4,526
Deferred tax assets	1,048	2,948
Total non-current assets	31,011	32,749
Argentine peso
Current assets
Cash and cash equivalents	1,808	6,712
Trade and other accounts receivable	12,831	25,035
Total current assets	14,639	31,747
Non-current assets
Other non-financial assets	1	12
Total non-current assets	1	12
Brazilian real
Current assets
Cash and cash equivalents	7,108	3,355
Other non-financial assets	719	2,303
Trade and other accounts receivable	620	10,669
Total current assets	8,447	16,327
Non-current assets
Other financial assets	3,807	3,495
Other non-financial assets	9,789	8,082
Total non-current assets	13,596	11,577
Chilean peso
Current assets
Cash and cash equivalents	47,907	17,591
Other financial assets	4,367	5,778
Other non-financial assets	12,354	3,341
Trade and other accounts receivable	69,588	31,258
Accounts receivable from related entities	27	31
Current tax assets	2,202	1,569
Total current assets	136,445	59,568
Non-current assets
Other financial assets	2,073	69
Accounts receivable	4,732	4,526
Total non-current assets	6,805	4,595
Colombian peso
Current assets
Cash and cash equivalents	8,968	8,415
Trade and other accounts receivable	1,453	176
Current tax assets	6,084	1,921
Total current assets	16,505	10,512
Non-current assets
Other financial assets	841	1,344
Deferred tax assets	859	2,567
Total non-current assets	1,700	3,911
Euro
Current assets
Cash and cash equivalents	25,329	19,361
Other financial assets	3,722	2,483
Other non-financial assets	5,310	622
Trade and other accounts receivable	90,699	12,506
Total current assets	125,060	34,972
Non-current assets
Other financial assets	4,252	4,308
Total non-current assets	4,252	4,308
U.S. dollar
Current assets
Cash and cash equivalents	237,251	168,139
Other financial assets	5,971	322,796
Other non-financial assets	10,735	4,369
Trade and other accounts receivable	68,893	25,549
Accounts receivable from related entities	0	107
Total current assets	322,850	520,960
Non-current assets
Other financial assets	2,071	2,050
Other non-financial assets	15	3,815
Deferred tax assets	144	20
Total non-current assets	2,230	5,885
Peruvian Sol
Current assets
Current tax assets	7,108	10,300
Other currency
Current assets
Cash and cash equivalents	57,845	41,798
Other financial assets	599	560
Other non-financial assets	7,536	8,790
Trade and other accounts receivable	35,502	38,438
Current tax assets	1,864	1,833
Total current assets	110,454	101,719
Non-current assets
Other financial assets	2,331	2,100
Other non-financial assets	51	0
Deferred tax assets	45	361
Total non-current assets	$ 2,427	$ 2,461